Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Long-term Assets

	2023	2022
Long-term prepayments, contracts and other (1)	$279	$269
Prepaid cost of service toll	179	199
Long-term inventory	141	137
Risk management (note 19)	13	9
	612	614
Less: current portion	71	61
	$541	$553
(1)Includes physical product sales contracts assumed in acquisitions in prior periods, accrued interest on the deferred PRT recovery, and the unamortized portion of the Company's share bonus program.

Summary of Assets, Liabilities, Partners' Equity and Equity (Loss) Income Related to Joint Venture
The assets, liabilities, partners’ equity, product sales and equity (loss) income related to NWRP at December 31, 2023 and 2022 were comprised as follows:

	2023	2022
Current assets	$349	$257
Non-current assets	$10,508	$10,729
Current liabilities	$1,054	$849
Non-current liabilities	$10,913	$11,239
Partners’ equity	$(1,110)	$(1,102)
Partners’ equity at Company's 50% interest	$(555)	$(551)
Revenue (1)	$1,527	$1,267
Net (loss) income (2)	$(8)	$22
(1)Included in NWRP's revenue for 2023 is $335 million (2022 – $317 million) related to the Company's 25% share of the refining toll.
(2)Included in the net (loss) income for 2023 is the impact of depreciation and amortization expense of $387 million (2022 – $245 million) and interest and other financing expense of $500 million (2022 – $422 million).